Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL	$ 100,496	$ 3,391	$ 100,583
Financial assets held for trading	5,122,571	172,826	2,969,229
Financial liabilities at FVTPL	677,430	22,855	1,763,660
Financial assets at fair value through profit or loss	5,223,067	176,217	3,069,812
Available-for-sale financial assets	1,212,165	40,896	1,295,034
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	5,000,708	168,715	2,440,018
Available-for-sale financial assets	303,616	10,244	390,244
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	677,430	22,855	1,763,660
Financial assets at fair value through profit or loss	222,359	7,502	629,794
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	908,549	30,652	904,790
Private-placement convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL	100,496	3,391	100,583
Private-placement convertible bonds [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL	100,496	3,391	100,583
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	61,325	2,069	462,339
Financial liabilities at FVTPL	25,323	854	108,912
Forward exchange contracts [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	61,325	2,069	462,339
Financial liabilities at FVTPL	25,323	854	108,912
Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	60,538	2,042	462,339
Financial liabilities at FVTPL	652,107	22,001	422,934
Swap contracts [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	60,538	2,042
Financial liabilities at FVTPL	652,107	22,001	422,934
Quoted shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	4,410,732	148,810	1,855,073
Quoted shares [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	4,410,732	148,810	1,855,073
Open-end mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	589,976	19,905	584,945
Available-for-sale financial assets	23,825	804	243,458
Open-end mutual funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	589,976	19,905	584,945
Available-for-sale financial assets	23,825	804	243,458
Unquoted shares [Member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	662,477	22,350	631,418
Unquoted shares [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	662,477	22,350	631,418
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	246,072	8,302	273,372
Limited partnership [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	246,072	8,302	273,372
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	279,791	9,440	146,786
Quoted ordinary shares [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	$ 279,791	$ 9,440	146,786
Foreign currency option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			66,872
Financial liabilities at FVTPL			17,924
Foreign currency option contracts [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			66,872
Financial liabilities at FVTPL			17,924
Conversion option, redemption option and put option of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL			1,213,890
Conversion option, redemption option and put option of convertible bonds [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL			$ 1,213,890